SCHEDULE OF FINANCIAL INFORMATION FOR OUR EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Current assets		$ 540,516	$ 541,715
Total assets		1,773,678	1,797,740
Current liabilities		503,512	533,447
Other liabilities		0	2,000
Total liabilities and combined equity		1,773,678	1,797,740
Operating income		137,704	80,703	$ (917)
Net income		76,310	12,580	$ (36,420)
W. D. Von Gonten Engineering LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets		5,242	4,397
Noncurrent assets		15,236	18,227
Total assets		20,478	22,624
Current liabilities		2,555	2,624
Other liabilities		10,976	13,115
Combined equity		6,947	6,885
Total liabilities and combined equity		20,478	22,624
Revenue	$ 10,035	20,016	19,263
Operating income	(350)	62	(1,041)
Net income	$ 92	$ 62	$ (983)